Financial risk management - Disclosure of Maximum Credit Risk Exposure (Details) - Credit risk - CHF (SFr) SFr in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	SFr 93,382	SFr 150,001
Cash and cash equivalents
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	82,653	63,874
Trade receivables
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	253	286
Accrued income
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	71	276
Short-term time deposits
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	SFr 10,405	SFr 85,565